Filed pursuant to Rule 497(e)
Registration Nos. 033-54822; 811-07360

varsity/monetta intermediate bond fund
(formerly the Orion/Monetta Intermediate Bond Fund)
 (the “Bond Fund”)

November 20, 2014

Supplement to the
Summary Prospectus dated April 30, 2014,
as supplemented September 2, 2014

Effective immediately, Varsity Asset Management, LLC (“Varsity”) has been appointed as the sub-adviser to the Bond Fund, and Orion Capital Management, Inc. (“Orion”) no longer serves as sub-adviser to the Bond Fund. In connection with the appointment of Varsity as the Bond Fund’s sub-adviser, the name of the Bond Fund has been changed to the “Varsity/Monetta Intermediate Bond Fund” and all references to the name of the Bond Fund in the Summary Prospectus are updated to reflect the new name. Additionally, Stephen D. Cummings, Jr. no longer serves as a portfolio manager to the Bond Fund. All references to Orion and Mr. Cummings in the Summary Prospectus should be disregarded in their entirety.

The following information replaces the “Investment Adviser/Sub-Adviser” and “Portfolio Managers” sections on page 4 of the Summary Prospectus:

Investment Adviser/Sub-Adviser

Monetta Financial Services, Inc. is the investment adviser to the Bond Fund.
Varsity Asset Management, LLC (the “Sub-Adviser”) is the sub-adviser to the Bond Fund.

Portfolio Managers

George M. Palmer, Jr., Senior Vice President of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014 and was previously a portfolio manager of the Bond Fund from April 2009 until September 2014 with the Bond Fund’s previous sub-adviser.

Anthony F. Apollaro, Jr., Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014.

Please retain this Supplement with your Summary Prospectus for future reference.

varsity/monetta intermediate bond fund
(formerly the Orion/Monetta Intermediate Bond Fund)
 (the “Bond Fund”)

November 20, 2014

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2014, as supplemented September 2, 2014

Effective immediately, Varsity Asset Management, LLC (“Varsity”) has been appointed as the sub-adviser to the Bond Fund, and Orion Capital Management, Inc. (“Orion”) no longer serves as sub-adviser to the Bond Fund. In connection with the appointment of Varsity as the Bond Fund’s sub-adviser, the name of the Bond Fund has been changed to the “Varsity/Monetta Intermediate Bond Fund” and all references to the name of the Bond Fund in the Prospectus and SAI are updated to reflect the new name. Additionally, Stephen D. Cummings, Jr. no longer serves as a portfolio manager to the Bond Fund. All references to Orion and Mr. Cummings in the Prospectus and SAI should be disregarded in their entirety.

The following information replaces the “Investment Adviser/Sub-Adviser” and “Portfolio Managers” sections on page 12 of the Prospectus:

Investment Adviser/Sub-Adviser

Monetta Financial Services, Inc. is the investment adviser to the Bond Fund.
Varsity Asset Management, LLC (the “Sub-Adviser”) is the sub-adviser to the Bond Fund.

Portfolio Managers

George M. Palmer, Jr., Senior Vice President of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014 and was previously a portfolio manager of the Bond Fund from April 2009 until September 2014 with the Bond Fund’s previous sub-adviser.

Anthony F. Apollaro, Jr., Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014.

The following information replaces the “Management of the Funds—Sub-Adviser” section on page 19 of the Prospectus:

Sub-Adviser

Varsity Asset Management, LLC
Varsity Asset Management, LLC (“Varsity”), a Florida limited liability company located at 870 South Denton Tap Road, Suite 250, Coppell, Texas 75019, has been the Sub-Adviser to the Bond Fund since November 2014. Varsity has provided non-discretionary investment advisory services to unaffiliated investment advisers since 2013. Pursuant to an Interim Sub-Advisory Agreement, Varsity receives a fee at the annual rate of 0.25% of the average daily net assets of the Bond Fund. This fee is paid entirely by the Adviser, and does not result in any additional costs to the Bond Fund.

The following information supplements the “Portfolio Managers” section on page 19 of the Prospectus:

Portfolio Managers.

Mr. George M. Palmer, Jr. and Mr. Anthony F. Apollaro, Jr. co-manage the Bond Fund.

Mr. George M. Palmer, Jr., Senior Vice President of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014 and from April 2009 to September 2014 with the Bond Fund’s previous sub-adviser. Prior to joining the Sub-Adviser in 2014, Mr. Palmer was the Executive Vice-President of Orion Capital Management, Inc. from 2008 until 2014. Mr. Palmer’s background includes over 35 years of experience in advising and managing investments for individuals and institutions. He began his career in 1976 as an institutional bond salesman with Kidder Peabody & Co. Prior to joining Orion, he was employed by Fifth Third Bank of Chicago as an Investment Executive.

Mr. Anthony F. Apollaro, Jr., Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Bond Fund since November 2014 and employed with the Sub-Adviser since 2012. Prior to joining Varsity in 2012, Mr. Apollaro worked as Senior Vice President and Portfolio Manager at Optimus Capital Advisors, LLC from 2007 until 2011.

The following information replaces the “Sub-Adviser” section on page 19 of the SAI:

Sub-Adviser
Varsity Asset Management, LLC
The investment sub-adviser for the Bond Fund is Varsity Asset Management, LLC (“Varsity”), a Florida limited liability company. Varsity is controlled by Anthony F. Apollaro, Jr., a managing member of the firm and owner of more than 25% of the firm’s equity interests, and by Ryan J. Borer and Jessie F. Stansberry, each also a managing members of the firm.

Varsity manages the Bond Fund through the use of co-managers. George M. Palmer, Jr. and Anthony F. Apollaro, Jr. co-manage the Bond Fund by collaborating on all investment decisions.

Pursuant to an Interim Sub-Advisory Agreement, approved by the Trust’s Board of Trustees on November 17, 2014, Varsity’s annual fee is 0.25% of the average daily net assets of the Bond Fund. This fee is paid entirely by the Adviser, and will not result in any additional costs to the Bond Fund.

The Bond Fund’s portfolio managers did not manage any other accounts as of October 31, 2014. Consequently, the portfolio managers’ management of “other accounts” is not expected to give rise to any conflicts of interest in connection with their management of the Bond Fund’s investments, on the one hand, and the investments of other accounts, on the other.

Messrs. Palmer and Apollaro are compensated by the Sub-Adviser for their services as portfolio managers and receive compensation that is a combination of fixed salary and a discretionary bonus based on the profitability of the Sub-Adviser. Their compensation is not tied to the performance of the Bond Fund.

As of October 31, 2014, neither Portfolio Manager for the Bond Fund owned any shares of the Bond Fund.

The following table lists the number and types of accounts managed by the portfolio managers and assets under management in those accounts as of October 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
George M. Palmer, Jr.	None	$0	None	$0	None	$0
Anthony F. Apollaro, Jr.	None	$0	None	$0	None	$0

A description of the sub-adviser appears in the "Management" section of the Fund’s Prospectus.

The following information supplements the “Code of Ethics” section on page 19 of the SAI:

Varsity has adopted a Code of Ethics that meets the requirements of Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940 (the “Code of Ethics”). The Code of Ethics was designed to ensure that the interests of the Bond Fund’s shareholders come before the interests of the people who manage the Bond Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from entering into any securities transaction (including, but not limited to, those involving initial public offerings and securities sold in private placements) in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Funds' compliance officer. A copy of the Code of Ethics is on public file with, and available from, the Securities and Exchange Commission.

Please retain this Supplement with your Prospectus and SAI for future reference.